STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 16, 2014 to the Prospectus dated May 1, 2014 of State Farm Variable Product Trust (the “Prospectus”).

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On page 19 of the Prospectus, under the section titled “International Equity Fund—Fund Management” the list of the Portfolio Managers for the International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC (“Marsico”). Mr. James G. Gendelman no longer serves as a Portfolio Manager for the International Equity Fund, so effective immediately, his name, title and length of service are deleted from page 19 of the Prospectus.

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On page 44 of the Prospectus, under the section titled “Portfolio Managers—International Equity Fund” the list of the Marsico Portfolio Managers for the International Equity Fund includes Mr. James G. Gendelman, Portfolio Manager, and Senior Analyst. Mr. James G. Gendelman no longer serves as a Marsico Portfolio Manager for the International Equity Fund, so effective immediately, his name, title, length of service and business experience during the past five years are deleted from page 44 of the Prospectus.

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Please keep it for future reference.

231-3548a.9

STATE FARM VARIABLE PRODUCT TRUST

Supplement dated October 16, 2014 to the Statement of Additional Information dated May 1, 2014 of State Farm Variable Product Trust (the “SAI”).

Mr. James G. Gendelman, Portfolio Manager, Senior Analyst at Marsico Capital Management, LLC, no longer serves as a Portfolio Manager for the International Equity Fund. Therefore, effective immediately, on page 44 of the SAI, the information regarding “Registered Investment Companies,” “Other Pooled Investment Companies” and “Other Accounts” managed by Mr. James G. Gendelman is deleted.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.